Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segment Reporting
SEGMENT REPORTING
The Company has one reportable segment that operates a portfolio of solar energy generation assets. The Company operates as a single reportable segment based on a “management” approach. This approach designates the internal reporting used by management for making decisions and assessing performance as the source of the reportable segments. Corporate expenses include general and administrative expenses, acquisition costs, formation and offering related fees and expenses, interest expense on corporate indebtedness and stock based compensation. All operating revenues for 2014 and 2013 were from customers in the United States ("US") and its unincorporated territories, Canada, the United Kingdom ("UK") and Chile.
The following table reflect summarized financial information concerning the Company’s reportable segment for the nine months ended September 30, 2014 and 2013:

	Nine Months Ended			Nine Months Ended
	September 30, 2014			September 30, 2013
	Solar Energy	Corporate	Total	Solar Energy	Corporate	Total
Operating revenues	$83,298	$—	$83,298	$13,039	$—	$13,039
Depreciation and accretion	21,053	—	21,053	3,542	—	3,542
Interest expense, net	31,175	22,042	53,217	4,716	—	4,716
Income tax provision (benefit)	—	(4,069)	(4,069)	—	(60)	(60)
Net (loss) income	23,059	(41,097)	(18,038)	3,286	(3,362)	(76)

Long-lived Assets, Net

Long-lived assets consist of net property, plant and equipment and net intangible assets. The following table is a summary of long-lived assets by geographic area as of September 30, 2014 and December 31, 2013:

	As of September 30, 2014	As of December 31, 2013

United States and Puerto Rico	$1,604,644	$250,927
Chile	185,047	167,313
United Kingdom	226,638	10,804
Canada	120,622	912
Total long-lived assets	2,136,951	429,956
Current assets	428,678	106,358
Other long-term assets	46,558	30,563
Total assets	$2,612,187	$566,877

Predecessor
Segment Reporting Information [Line Items]
Segment Reporting
SEGMENT INFORMATION
The Company is engaged in one reportable segment that operates a portfolio of solar energy generation assets. The Company operates as a single reportable segment based on “management” approach. This approach designates the internal reporting used by management for making decisions and assessing performance as the source of the reportable segments.
All operating revenue for the years ended December 31, 2013 and 2012 were from customers located in the United States and Puerto Rico. Customers include commercial and industrial entities, which principally include large, national retail chains located in the U.S. and Puerto Rico, and utility companies. Operating revenue to non-affiliate specific customers exceeding 10% of total operating revenue for the years ended December 31, 2013 and 2012 were as follows:

	For the Year Ended December 31,
	2013		2012
In thousands, except for percentages	Operating Revenue	Percent	Operating Revenue	Percent
Customer A	$4,196	24.0%	$4,207	26.8%
Customer B	$1,761	10.1%	$1,831	11.7%
Customer C	$1,726	10.0%	$1,760	11.2%

Long-lived Assets, Net

	As of December 31,
In thousands	2013	2012
United States and Puerto Rico	$250,927	$133,185
Chile	167,313	134
United Kingdom	10,804	—
Canada	912	978
Total	$429,956	$134,297

All long-lived assets located in Chile, the United kingdom, and Canada are assets currently under construction.